Risk Management - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($) Contract
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Number of foreign exchange contracts outstanding | Contract	0
Interest rate swap contract [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Total Debt Principal | $	$ 400